Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Cash Equivalents and Investment Securities Measured at Fair Value on Recurring Basis

The following table presents our cash equivalents and investment securities which are measured at fair value on a recurring basis (in thousands):

		Fair Value Determined Under:
	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
At December 31, 2016:
Cash equivalents	$3,517	$3,517	$—	$—
Investment securities	$2,740	$—	$2,740	$—

At December 31, 2015:
Cash equivalents	$15,799	$15,799	$—	$—
Investment securities	$17,929	$—	$17,929	$—